Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment and Intangible Assets [Text Block]
(5)	Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2013	2012
Lab and office equipment	$36,755	$35,549
Computer equipment and software	960,044	960,044
Furniture and fixtures	51,404	51,404
	1,048,203	1,046,997
Less accumulated depreciation	(1,019,409)	(997,642)
	$28,794	$49,355

Depreciation and amortization expense for the years ended December 31, 2013 and 2012 was $22,000 and $43,000.